NON-CONTROLLING INTERESTS - Summary of Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 11,258		$ 12,722
Preferred equity	16,174	$ 16,357	18,131	$ 17,250	$ 17,598	$ 17,206
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	7,813		8,742			8,129
Preferred equity	7,813	7,760	8,742	8,226	8,456	8,129
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	58		68
Preferred equity	58	60	68	65	66	66
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	2,816		3,315
Preferred equity	2,816	2,923	3,315	3,166	3,221	3,252
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Preferred equity	$ 571	$ 551	$ 597	$ 591	$ 580	$ 568